OTHER BORROWINGS (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
OTHER BORROWINGS
Total borrowing balance as of September 30, 2020	¥ 690,031
Less: current portion of payment obligation	(420,741)	$ (420,741)	$ 0
Long term payable as of September 30, 2020	¥ 269,290	$ 269,290	$ 0